T. ROWE PRICE Capital Appreciation and Income Fund
March 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
BANK LOANS 16.7% (1)
1011778 BC ULC, FRN
1M TSFR + 2.25%, 7.58%, 9/20/30 (2) 290,273 290
Alliant Holdings Intermediate, FRN
1M TSFR + 3.50%, 8.827%, 11/6/30  464,483 466
Applied Systems, FRN
1M TSFR + 3.50%, 8.809%, 2/24/31 (2) 1,759,897 1,770
Applied Systems, FRN
1M TSFR + 5.25%, 10.559%, 2/23/32 (2) 358,000 370
AssuredPartners, FRN
1M TSFR + 3.50%, 8.827%, 2/12/27 (2) 193,782 194
AssuredPartners, FRN
1M TSFR + 3.50%, 8.942%, 2/12/27 (2) 193,780 194
AssuredPartners, FRN
1M TSFR + 3.50%, 8.942%, 2/12/27 (2) 191,777 192
Avantor Funding, FRN
1M TSFR + 2.25%, 7.68%, 11/8/27 (2) 262,445 263
Azalea Topco, FRN
1M TSFR + 3.50%, 8.942%, 7/24/26 (2) 249,455 248
BroadStreet Partners, FRN
1M TSFR + 3.00%, 8.445%, 1/27/27 (2) 291,986 293
BroadStreet Partners, FRN
1M TSFR + 3.75%, 9.08%, 1/27/29 (2) 242,393 243
Delta 2, FRN
1M TSFR + 2.25%, 7.559%, 1/15/30 (2) 809,000 809
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.93%, 10/9/29 (2) 479,973 482
Epicor Software, FRN
1M TSFR + 3.25%, 8.692%, 7/30/27 (2) 340,751 342
Epicor Software, FRN
1M TSFR + 3.75%, 9.077%, 7/30/27 (2) 338,153 339
Filtration Group, FRN
1M TSFR + 3.50%, 8.945%, 10/21/28 (2) 581,807 583
Filtration Group, FRN
1M TSFR + 4.25%, 9.695%, 10/21/28 (2) 742,269 744
Four Seasons Hotels, FRN
1M TSFR + 2.00%, 7.43%, 11/30/29 (2) 796,028 796
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 7.179%, 6/21/28 (2) 1,126,000 1,128
HUB International, FRN
1M TSFR + 3.25%, 8.574%, 6/20/30 (2) 880,870 881
ICON Luxembourg, FRN
1M TSFR + 2.00%, 7.302%, 7/3/28 (2) 522,568 523
IRB Holding, FRN
1M TSFR + 2.75%, 8.177%, 12/15/27 (2) 637,277 637

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 8.93%, 4/21/27 (2) 602,782 588
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 6/21/27 (2) 139,000 143
Ryan Specialty, FRN
1M TSFR + 2.75%, 8.08%, 9/1/27 (2) 440,370 440
SBA Senior Finance II, FRN
1M TSFR + 2.00%, 7.33%, 1/25/31 (2) 1,040,691 1,042
Severin Acquisition, FRN
3M TSFR + 3.00%, 8.313%, 8/1/27 (2) 1,183,000 1,184
SkyMiles IP, FRN
3M TSFR + 3.75%, 9.068%, 10/20/27 (2) 314,688 324
Trans Union, FRN
1M TSFR + 1.75%, 7.177%, 11/16/26 (2) 381,552 381
Trans Union, FRN
1M TSFR + 2.00%, 7.327%, 12/1/28 (2) 333,084 333
TransDigm, FRN
1M TSFR + 2.75%, 8.059%, 8/24/28 (2) 432,462 434
TransDigm, FRN
1M TSFR + 2.75%, 8.059%, 3/15/30 (2) 425,466 426
Truist Insurance Holdings, FRN
1M USD LIBOR + 4.75%, 3/8/32 (2) 213,000 214
UKG, FRN
1M TSFR + 3.50%, 8.814%, 2/10/31 (2) 905,904 910
USI, FRN
1M TSFR + 3.00%, 8.309%, 11/22/29 (2) 578,836 579
USI, FRN
1M TSFR + 3.25%, 8.552%, 9/27/30  277,947 278
Total Bank Loans (Cost $19,062) 19,063
COMMON STOCKS 40.3%
COMMUNICATION SERVICES 3.2%
Interactive Media & Services 2.9%
Alphabet, Class A (3) 13,732 2,072
Meta Platforms, Class A  2,510 1,219
3,291
Wireless Telecommunication Services 0.3%
T-Mobile U.S.  1,866 305
305
Total Communication Services 3,596
CONSUMER DISCRETIONARY 4.1%
Broadline Retail 1.4%
Amazon.com (3) 8,774 1,583
1,583

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 0.1%
Service Corp International  2,236 166
166
Hotels, Restaurants & Leisure 1.7%
Domino's Pizza  328 163
Hilton Worldwide Holdings  1,355 289
McDonald's  2,043 576
Starbucks  3,480 318
Yum! Brands  4,770 661
2,007
Household Durables 0.2%
Lennar, Class A  1,228 211
211
Specialty Retail 0.7%
Home Depot  930 357
O'Reilly Automotive (3) 198 224
Tractor Supply  520 136
Ulta Beauty (3) 272 142
859
Total Consumer Discretionary 4,826
CONSUMER STAPLES 0.9%
Food Products 0.3%
Mondelez International, Class A  4,558 319
319
Household Products 0.6%
Procter & Gamble  3,963 643
643
Total Consumer Staples 962
ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Canadian Natural Resources  10,815 825
Cheniere Energy  936 151
EOG Resources  2,687 344
Exxon Mobil (4) 6,013 699
Total Energy 2,019
FINANCIALS 4.8%
Banks 1.6%
Bank of America  15,769 598
JPMorgan Chase  4,662 934
PNC Financial Services Group  1,902 307
1,839

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Capital Markets 1.0%
Goldman Sachs Group  729 305
Intercontinental Exchange  1,712 235
Morgan Stanley  4,200 395
Raymond James Financial  1,894 243
1,178
Financial Services 1.7%
Fiserv (3) 2,021 323
Mastercard, Class A  1,627 784
Visa, Class A  2,856 797
1,904
Insurance 0.5%
Aflac  1,811 155
Marsh & McLennan  2,199 453
608
Total Financials 5,529
HEALTH CARE 7.4%
Biotechnology 0.9%
AbbVie (4) 4,140 754
Biogen (3) 1,124 242
996
Health Care Equipment & Supplies 1.5%
Abbott Laboratories  3,187 362
Becton Dickinson & Company  2,705 670
GE HealthCare Technologies  3,709 337
Stryker  923 330
1,699
Health Care Providers & Services 2.1%
Elevance Health (4) 747 387
HCA Healthcare  1,227 409
Humana  443 154
McKesson (4) 467 251
UnitedHealth Group  2,358 1,166
2,367
Life Sciences Tools & Services 1.9%
Agilent Technologies  2,235 325
Bruker  2,630 247
Danaher  1,728 432
IQVIA Holdings (3) 934 236
Mettler-Toledo International (3) 142 189
Revvity  3,880 407

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific  498 290
2,126
Pharmaceuticals 1.0%
Eli Lilly  557 433
Johnson & Johnson (4) 2,384 377
Zoetis  1,736 294
1,104
Total Health Care 8,292
INDUSTRIALS & BUSINESS SERVICES 4.2%
Aerospace & Defense 0.6%
General Dynamics  1,028 290
Lockheed Martin  928 422
712
Building Products 0.2%
A.O. Smith  2,682 240
240
Commercial Services & Supplies 1.4%
Republic Services  2,479 475
Veralto  4,286 380
Waste Connections  2,113 363
Waste Management  2,017 430
1,648
Electrical Equipment 0.3%
AMETEK  1,786 327
327
Ground Transportation 0.3%
CSX  8,816 327
327
Industrial Conglomerates 0.1%
Roper Technologies  322 181
181
Machinery 1.3%
Dover  1,483 263
Fortive  3,683 317
Illinois Tool Works  1,063 285
Ingersoll Rand  3,050 290
Parker-Hannifin  354 197
Snap-on  623 184
1,536
Total Industrials & Business Services 4,971

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 10.3%
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity  1,604 233
Teledyne Technologies (3) 428 184
417
IT Services 0.4%
Accenture, Class A  563 195
VeriSign (3) 1,198 227
422
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices  1,518 300
Applied Materials  2,200 454
KLA  555 388
Microchip Technology  2,934 263
NVIDIA  1,474 1,332
NXP Semiconductors  1,306 323
3,060
Software 4.8%
Adobe (3) 612 309
Autodesk (3) 1,167 304
Cadence Design Systems (3) 830 258
Microsoft  9,002 3,787
PTC (3) 1,319 249
Salesforce  2,024 610
5,517
Technology Hardware, Storage & Peripherals 2.0%
Apple  13,095 2,246
2,246
Total Information Technology 11,662
MATERIALS 0.5%
Chemicals 0.4%
Linde  966 449
449
Containers & Packaging 0.1%
Berry Global Group  1,375 83
83
Total Materials 532
REAL ESTATE 0.6%
Industrial Real Estate Investment Trusts 0.2%
Prologis, REIT  1,453 189
189

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts 0.4%
American Tower, REIT  1,853 366
SBA Communications, REIT  693 150
516
Total Real Estate 705
UTILITIES 2.5%
Electric Utilities 0.6%
Entergy  2,277 241
Evergy  3,420 183
Exelon  7,437 279
703
Multi-Utilities 1.9%
Ameren  5,257 389
CenterPoint Energy  11,912 339
CMS Energy  3,306 200
DTE Energy  2,988 335
NiSource  9,415 260
Public Service Enterprise Group  4,809 321
WEC Energy Group  4,760 391
2,235
Total Utilities 2,938
Total Common Stocks (Cost $42,622) 46,032
CORPORATE BONDS 16.9%
Alliant Holdings Intermediate, 4.25%, 10/15/27 (5) 116,000 109
Alliant Holdings Intermediate, 5.875%, 11/1/29 (5) 124,000 115
Alliant Holdings Intermediate, 6.75%, 10/15/27 (5) 378,000 371
Alliant Holdings Intermediate, 6.75%, 4/15/28 (5) 105,000 106
American Tower, 3.80%, 8/15/29  299,000 279
American Tower, 5.90%, 11/15/33  275,000 284
Avantor Funding, 3.875%, 11/1/29 (5) 634,000 570
Avantor Funding, 4.625%, 7/15/28 (5) 148,000 140
Biogen, 3.15%, 5/1/50  460,000 307
Biogen, 3.25%, 2/15/51  436,000 300
Biogen, 5.20%, 9/15/45  289,000 274
Booz Allen Hamilton, 3.875%, 9/1/28 (5) 299,000 280
Booz Allen Hamilton, 4.00%, 7/1/29 (5) 156,000 145
Booz Allen Hamilton, 5.95%, 8/4/33  275,000 285
BroadStreet Partners, 5.875%, 4/15/29 (5) 310,000 286
CCO Holdings, 5.00%, 2/1/28 (5) 296,000 275
CCO Holdings, 5.125%, 5/1/27 (5) 294,000 280
Charles River Laboratories International, 3.75%, 3/15/29 (5) 187,000 170
Charles River Laboratories International, 4.00%, 3/15/31 (5) 259,000 230

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Exelon, 4.45%, 4/15/46  338,000 287
Fortive, 4.30%, 6/15/46  465,000 389
Gartner, 3.625%, 6/15/29 (5) 469,000 423
Gartner, 3.75%, 10/1/30 (5) 643,000 573
Gartner, 4.50%, 7/1/28 (5) 295,000 280
GFL Environmental, 6.75%, 1/15/31 (5) 175,000 179
Hilton Domestic Operating, 3.625%, 2/15/32 (5) 998,000 857
Hilton Domestic Operating, 4.00%, 5/1/31 (5) 161,000 144
Hilton Domestic Operating, 4.875%, 1/15/30  148,000 141
Howmet Aerospace, 3.00%, 1/15/29  166,000 150
Howmet Aerospace, 5.90%, 2/1/27  130,000 131
Howmet Aerospace, 5.95%, 2/1/37  417,000 429
Howmet Aerospace, 6.75%, 1/15/28  125,000 131
HUB International, 5.625%, 12/1/29 (5) 467,000 437
HUB International, 7.25%, 6/15/30 (5) 635,000 651
IQVIA, 5.00%, 5/15/27 (5) 290,000 283
IQVIA, 5.70%, 5/15/28  131,000 133
IQVIA, 6.50%, 5/15/30 (5) 137,000 140
Lockheed Martin, 4.70%, 5/15/46  340,000 317
Marriott International, Series GG, 3.50%, 10/15/32  375,000 328
MSCI, 3.25%, 8/15/33 (5) 347,000 286
MSCI, 3.625%, 9/1/30 (5) 259,000 230
MSCI, 3.625%, 11/1/31 (5) 193,000 167
MSCI, 3.875%, 2/15/31 (5) 260,000 232
MSCI, 4.00%, 11/15/29 (5) 310,000 286
Northrop Grumman, 5.25%, 5/1/50  499,000 489
PRA Health Sciences, 2.875%, 7/15/26 (5) 156,000 145
PTC, 4.00%, 2/15/28 (5) 605,000 564
RTX, 5.15%, 2/27/33  142,000 142
SBA Communications, 3.125%, 2/1/29  1,128,000 988
Service Corp. International, 3.375%, 8/15/30  102,000 88
Service Corp. International, 4.00%, 5/15/31  242,000 214
TransDigm, 4.625%, 1/15/29  156,000 145
TransDigm, 7.125%, 12/1/31 (5) 280,000 289
UKG, 6.875%, 2/1/31 (5) 137,000 139
VICI Properties, 4.125%, 8/15/30 (5) 634,000 576
VICI Properties, 4.625%, 12/1/29 (5) 624,000 588
Workday, 3.80%, 4/1/32  160,000 145
Yum! Brands, 3.625%, 3/15/31  520,000 460
Yum! Brands, 4.625%, 1/31/32  542,000 500
Yum! Brands, 4.75%, 1/15/30 (5) 461,000 436
Yum! Brands, 5.35%, 11/1/43  313,000 298
Yum! Brands, 5.375%, 4/1/32  478,000 463

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Yum! Brands, 6.875%, 11/15/37  263,000 285
Total Corporate Bonds (Cost $19,373) 19,364
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 18.2%
U.S. Treasury Obligations 18.2%
U.S. Treasury Notes, 4.00%, 2/15/34  7,877,000 7,747
U.S. Treasury Notes, 4.50%, 11/15/33  12,765,000 13,048
20,795
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $20,873) 20,795
SHORT-TERM INVESTMENTS 8.3%
Money Market Funds 8.3%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7) 9,420,947 9,421
Total Short-Term Investments (Cost $9,421) 9,421
Total Investments in Securities 100.4%
(Cost $111,351) $ 114,675
Other Assets Less Liabilities (0.4)% (500)
Net Assets 100.0% $ 114,175
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of March 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2024.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$10,982 and represents 9.6% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note

T. ROWE PRICE Capital Appreciation and Income Fund

.
.
.
.
.
.
.
.
.
.
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$175.00 15 273 (27)
JPMorgan Chase
Elevance Health, Call,
1/17/25 @ $550.00 2 104 (7)
Wells Fargo
Exxon Mobil, Call, 1/17/25
@ $115.00 19 221 (18)
Wells Fargo
Exxon Mobil, Call, 1/17/25
@ $120.00 15 174 (12)
Goldman Sachs
Johnson & Johnson, Call,
1/17/25 @ $180.00 19 301 (4)
Barclays Bank
McKesson, Call, 1/17/25 @
$580.00 4 215 (13)
Total Options Written (Premiums $(50)) $ (81)

T. ROWE PRICE Capital Appreciation and Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 109+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 9,836  ¤  ¤ $ 9,421^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $109 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,421.

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Notes to Portfolio of Investments
13
T. Rowe Price Capital Appreciation and Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Capital Appreciation and Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Capital Appreciation and Income Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 59,222 $ — $ 59,222
Common Stocks 46,032 — — 46,032
Short-Term Investments 9,421 — — 9,421
Total $ 55,453 $ 59,222 $ — $ 114,675
Liabilities
Options Written $ — $ 81 $ — $ 81
1
Includes Bank Loans, Corporate Bonds and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Capital Appreciation and Income Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1577-054Q1 03/24